Related party transactions	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
17. Related party transactions
The Group enters into transactions with its associate undertakings.
The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items.
In the period ended 30 June 2022, revenue of £39.9 million (period ended 30 June 2021: £93.5 million) was reported in relation to Compas, an associate in the USA. All other transactions in the periods presented were immaterial.
The following amounts were outstanding at 30 June 2022:

	30 June 2022	31 December 2021
	£m	£m
Amounts owed by related parties
Kantar	27.9	30.3
Other	42.8	45.7
	70.7	76.0
Amounts owed to related parties
Kantar	(6.3)	(6.2)
Other	(66.5)	(51.4)
	(72.8)	(57.6)